AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):

Domestic Equity Funds (39.3%):
1,241,413	AZL Mid Cap Index Fund, Class 2	$33,940,238
5,240,432	AZL S&P 500 Index Fund, Class 2	113,140,918
1,133,320	AZL Small Cap Stock Index Fund, Class 2	18,382,448

		165,463,604

Fixed Income Funds (47.8%):
17,688,709	AZL Enhanced Bond Index Fund	200,943,732

International Equity Funds (12.9%):
3,015,029	AZL International Index Fund, Class 2	54,240,364

Total Affiliated Investment Companies (Cost $298,415,551)		420,647,700

Total Investment Securities (Cost $298,415,551) - 100.0%		420,647,700
Net other assets (liabilities) - 0.0%†		(205,891)

Net Assets - 100.0%		$420,441,809

Percentages indicated are based on net assets as of March 31, 2021.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.1%):

Domestic Equity Funds (48.8%):
23,078,330	AZL DFA U.S. Core Equity Fund	$369,714,846
6,675,684	AZL DFA U.S. Small Cap Fund	98,866,884

		468,581,730

Fixed Income Funds (39.0%):
38,827,631	AZL DFA Five-Year Global Fixed Income Fund	373,910,086

International Equity Funds (12.3%):
10,046,702	AZL DFA International Core Equity Fund	117,546,416

Total Affiliated Investment Companies (Cost $781,741,485)		960,038,232

Total Investment Securities (Cost $781,741,485) - 100.1%		960,038,232
Net other assets (liabilities) - (0.1%)		(685,870)

Net Assets - 100.0%		$959,352,362

Percentages indicated are based on net assets as of March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):

Domestic Equity Funds (36.6%):
936,347	AZL Mid Cap Index Fund, Class 2	$25,599,728
3,600,206	AZL S&P 500 Index Fund, Class 2	77,728,439
858,931	AZL Small Cap Stock Index Fund, Class 2	13,931,865

		117,260,032

Fixed Income Funds (45.6%):
12,884,023	AZL Enhanced Bond Index Fund	146,362,500

International Equity Funds (12.9%):
2,303,892	AZL International Index Fund, Class 2	41,447,014

Total Affiliated Investment Companies (Cost $239,604,661)		305,069,546

Total Investment Securities (Cost $239,604,661) - 95.1%		305,069,546
Net other assets (liabilities) - 4.9%		15,723,220

Net Assets - 100.0%		$320,792,766

Percentages indicated are based on net assets as of March 31, 2021.

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	40	$7,934,800	$160,646
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	61	7,987,188	(195,515)

				$(34,869)

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (94.9%):

Domestic Equity Funds (46.3%):
2,126,705	AZL DFA U.S. Core Equity Fund	$34,069,809
678,982	AZL DFA U.S. Small Cap Fund	10,055,724

		44,125,533

Fixed Income Funds (36.3%):
3,596,122	AZL DFA Five-Year Global Fixed Income Fund	34,630,657

International Equity Funds (12.3%):
1,004,823	AZL DFA International Core Equity Fund	11,756,431

Total Affiliated Investment Companies (Cost $72,671,983)		90,512,621

Total Investment Securities (Cost $72,671,983) - 94.9%		90,512,621
Net other assets (liabilities) - 5.1%		4,845,392

Net Assets - 100.0%		$95,358,013

Percentages indicated are based on net assets as of March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	14	$2,777,180	$56,226
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	14	1,833,125	(43,158)

				$13,068

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares	Value

Affiliated Investment Companies (95.1%):

Balanced Funds (95.1%):
16,553,482 AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$243,501,727

Total Affiliated Investment Companies (Cost $206,467,723)	243,501,727

Total Investment Securities (Cost $206,467,723) - 95.1%	243,501,727
Net other assets (liabilities) - 4.9%	12,503,204

Net Assets - 100.0%	$256,004,931

Percentages indicated are based on net assets as of March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	4	$ (793,480)	$ (3,337)

				$ (3,337)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	58	$7,594,375	$ (189,402)

				$ (189,402)

Total Net Futures Contracts				$ (192,739)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (34.2%):
1,704,322	AZL DFA U.S. Core Equity Fund	$27,303,231
1,005,324	AZL DFA U.S. Small Cap Fund	14,888,850
1,156,020	AZL Gateway Fund	17,421,224
1,292,676	AZL Mid Cap Index Fund, Class 2	35,341,756
3,946,284	AZL Russell 1000 Growth Index Fund, Class 2	84,055,855
6,226,841	AZL Russell 1000 Value Index Fund, Class 2	86,366,287
909,956	AZL Small Cap Stock Index Fund, Class 2	14,759,483

		280,136,686

Fixed Income Funds (45.1%):
5,026,148	AZL Enhanced Bond Index Fund	57,097,037
7,236,882	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	78,158,325
7,228,486	AZL MetWest Total Return Bond Fund	76,911,088
3,738,771	PIMCO VIT Income Portfolio	40,789,994
3,762,460	PIMCO VIT Low Duration Portfolio	38,979,086
6,864,842	PIMCO VIT Total Return Portfolio	76,748,935

		368,684,465

International Equity Funds (15.7%):
2,646,486	AZL DFA International Core Equity Fund	30,963,887
3,996,384	AZL International Index Fund, Class 2	71,894,956
2,885,671	AZL MSCI Emerging Markets Equity Index Fund, Class 2	25,249,618

		128,108,461

Total Affiliated Investment Companies (Cost $646,976,209)		776,929,612

Total Investment Securities
(Cost $646,976,209) - 95.0%		776,929,612
Net other assets (liabilities) - 5.0%		40,534,439

Net Assets - 100.0%		$817,464,051

Percentages indicated are based on net assets as of March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	102	$20,233,740	$411,250
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	155	20,295,313	(502,166)

				$(90,916)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (23.9%):
224,125	AZL DFA U.S. Core Equity Fund	$3,590,486
163,178	AZL DFA U.S. Small Cap Fund	2,416,664
238,122	AZL Gateway Fund	3,588,504
260,062	AZL Mid Cap Index Fund, Class 2	7,110,090
850,448	AZL Russell 1000 Growth Index Fund, Class 2	18,114,542
1,289,418	AZL Russell 1000 Value Index Fund, Class 2	17,884,222
220,038	AZL Small Cap Stock Index Fund, Class 2	3,569,021

		56,273,529

Fixed Income Funds (61.6%):
2,000,882	AZL Enhanced Bond Index Fund	22,730,020
2,820,331	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	30,459,573
2,856,974	AZL MetWest Total Return Bond Fund	30,398,198
1,301,889	PIMCO VIT Income Portfolio	14,203,613
1,592,680	PIMCO VIT Low Duration Portfolio	16,500,168
2,720,618	PIMCO VIT Total Return Portfolio	30,416,505

		144,708,077

International Equity Funds (9.5%):
505,090	AZL DFA International Core Equity Fund	5,909,549
717,629	AZL International Index Fund, Class 2	12,910,150
393,079	AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,439,439

		22,259,138

Total Affiliated Investment Companies (Cost $194,457,723)		223,240,744

Total Investment Securities (Cost $194,457,723) - 95.0%		223,240,744
Net other assets (liabilities) - 5.0%		11,642,209

Net Assets - 100.0%		$234,882,953

Percentages indicated are based on net assets as of March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	20	$3,967,400	$80,323
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	58	7,594,375	(186,480)

				$(106,157)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):

Domestic Equity Funds (39.1%):
3,210,448	AZL DFA U.S. Core Equity Fund	$51,431,371
2,812,244	AZL DFA U.S. Small Cap Fund	41,649,332
3,348,588	AZL Gateway Fund	50,463,214
3,597,761	AZL Mid Cap Index Fund, Class 2	98,362,777
10,537,644	AZL Russell 1000 Growth Index Fund, Class 2	224,451,826
16,533,793	AZL Russell 1000 Value Index Fund, Class 2	229,323,714
2,552,560	AZL Small Cap Stock Index Fund, Class 2	41,402,525

		737,084,759

Fixed Income Funds (36.7%):
9,954,371	AZL Enhanced Bond Index Fund	113,081,659
13,993,095	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	151,125,422
14,176,870	AZL MetWest Total Return Bond Fund	150,841,902
6,617,150	PIMCO VIT Income Portfolio	72,193,109
5,109,402	PIMCO VIT Low Duration Portfolio	52,933,404
13,500,235	PIMCO VIT Total Return Portfolio	150,932,626

		691,108,122

International Equity Funds (19.3%):
8,365,994	AZL DFA International Core Equity Fund	97,882,124
10,658,519	AZL International Index Fund, Class 2	191,746,749
8,451,435	AZL MSCI Emerging Markets Equity Index Fund, Class 2	73,950,060

		363,578,933

Total Affiliated Investment Companies (Cost $1,463,416,660)		1,791,771,814

Total Investment Securities (Cost $1,463,416,660) - 95.1%		1,791,771,814
Net other assets (liabilities) - 4.9%		91,837,640

Net Assets - 100.0%		$1,883,609,454

Percentages indicated are based on net assets as of March 31, 2021.

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	285	$56,535,450	$1,146,205
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	286	37,448,125	(917,145)

				$229,060

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stock (0.0%†):
Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	$305,147

Total Common Stock (Cost $253,669)		305,147

Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(a)(b)	532,522

Total Preferred Stock (Cost $400,112)		532,522

Contracts, Shares, Notional Amount or Principal Amount		Value
Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	32,450
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	751,119

		783,569

Total Private Placements (Cost $485,378)		783,569

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Corporate Bonds (0.1%):
Paper & Forest Products (0.1%):
46,524	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(b)	46,524
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 5/10/21 @ 94(a)(b)	730,672

Total Corporate Bonds (Cost $777,196)		777,196

Affiliated Investment Companies (95.0%):
Fixed Income Funds (45.8%):
28,450,961	AZL Enhanced Bond Index Fund	323,202,921

International Equity Funds (49.2%):
4,284,009	AZL MSCI Emerging Markets Equity Index Fund, Class 2	37,485,081
20,544,636	AZL MSCI Global Equity Index Fund	308,991,324

		346,476,405

Total Affiliated Investment Companies (Cost $578,572,942)		669,679,326

Unaffiliated Investment Companies (0.3%):

Money Markets (0.3%):
2,113,047	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	2,113,047

Total Unaffiliated Investment Companies (Cost $2,113,047)		2,113,047

Total Investment Securities (Cost $582,602,344) - 95.6%		674,190,807
Net other assets (liabilities) - 4.4%		31,055,179

Net Assets - 100.0%		$705,245,986

Percentages indicated are based on net assets as of March 31, 2021.

†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.34% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.34% of the net assets of the fund.

(c)	Defaulted bond.
(d)	The rate represents the effective yield at March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	78	$15,472,860	$314,862
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	118	15,450,625	(372,556)

				$(57,694)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.8%):

Domestic Equity Funds (54.3%):
11,057,323	AZL Mid Cap Index Fund, Class 2	$302,307,212
44,490,177	AZL S&P 500 Index Fund, Class 2	960,542,932
9,453,873	AZL Small Cap Stock Index Fund, Class 2	153,341,817

		1,416,191,961

Fixed Income Funds (22.0%):
50,453,265	AZL Enhanced Bond Index Fund	573,149,089

International Equity Funds (19.5%):
28,338,197	AZL International Index Fund, Class 2	509,804,171

Total Affiliated Investment Companies (Cost $1,808,279,313)		2,499,145,221

Total Investment Securities
(Cost $1,808,279,313) - 95.8%		2,499,145,221
Net other assets (liabilities) - 4.2%		109,352,867

Net Assets - 100.0%		$2,608,498,088

Percentages indicated are based on net assets as of March 31, 2021.

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	416	$82,521,920	$1,004,244
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	209	27,365,938	(667,672)

				$336,572

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):

Domestic Equity Funds (43.4%):
1,828,815	AZL Mid Cap Index Fund, Class 2	$49,999,802
7,156,699	AZL S&P 500 Index Fund, Class 2	154,513,126
1,570,451	AZL Small Cap Stock Index Fund, Class 2	25,472,712

		229,985,640

Fixed Income Funds (36.3%):
16,956,041	AZL Enhanced Bond Index Fund	192,620,622

International Equity Funds (15.3%):
4,523,417	AZL International Index Fund, Class 2	81,376,273

Total Affiliated Investment Companies (Cost $400,161,536)		503,982,535

Total Investment Securities (Cost $400,161,536) - 95.0%		503,982,535
Net other assets (liabilities) - 5.0%		26,344,248

Net Assets - 100.0%		$530,326,783

Percentages indicated are based on net assets as of March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	80	$15,869,600	$321,292
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	80	10,475,000	(259,195)

				$62,097

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares	Value

Affiliated Investment Companies (95.1%):

Domestic Equity Funds (79.5%):
18,471,925 AZL S&P 500 Index Fund, Class 2	$398,808,866
32,808,783 AZL T. Rowe Price Capital
Appreciation Fund	721,465,147

1,120,274,013

Fixed Income Funds (15.6%):
19,290,336 AZL Enhanced Bond Index Fund	219,138,213

Total Affiliated Investment Companies (Cost $1,003,713,303)	1,339,412,226

Total Investment Securities (Cost $1,003,713,303) - 95.1%	1,339,412,226
Net other assets (liabilities) - 4.9%	69,555,732

Net Assets - 100.0%	$1,408,967,958

Percentages indicated are based on net assets as of March 31, 2021.

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	213	$42,252,810	$858,644
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	214	28,020,625	(684,584)

				$174,060

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2021 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2021, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.

					Change in Net				Net Realized
				Net	Unrealized				Gains Distributions
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	from Affiliated
	12/31/2020	at Cost	Sales	Gains(Losses)	Depreciation	3/31/2021	3/31/2021	Income	Underlying Funds
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$197,444,720	$10,806,281	$-	$-	$(7,307,269)	$200,943,732	17,688,709	$-	$-
AZL International Index Fund, Class 2	54,883,083	-	(2,368,861)	504,332	1,221,810	54,240,364	3,015,029	-	-
AZL Mid Cap Index Fund, Class 2	34,034,506	-	(4,448,500)	1,985,275	2,368,957	33,940,238	1,241,413	-	-
AZL S&P 500 Index Fund, Class 2	111,255,841	-	(4,732,379)	1,397,968	5,219,488	113,140,918	5,240,432	-	-
AZL Small Cap Stock Index Fund, Class 2	19,497,119	-	(4,286,481)	1,609,646	1,562,164	18,382,448	1,133,320	-	-

	$417,115,269	$10,806,281	$(15,836,221)	$5,497,221	$3,065,150	$420,647,700	28,318,903	$-	$-

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$360,715,295	$13,956,946	$-	$-	$(762,155)	$373,910,086	38,827,631	$-	$-
AZL DFA International Core Equity Fund	117,971,959	-	(7,207,261)	1,008,859	5,772,859	117,546,416	10,046,702	-	-
AZL DFA U.S. Core Equity Fund	363,995,312	-	(28,731,052)	8,768,243	25,682,343	369,714,846	23,078,330	-	-
AZL DFA U.S. Small Cap Fund	99,000,343	-	(18,272,974)	5,575,289	12,564,226	98,866,884	6,675,684	-	-

	$941,682,909	$13,956,946	$(54,211,287)	$15,352,391	$43,257,273	$960,038,232	78,628,347	$-	$-

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$143,902,884	$7,790,395	$-	$-	$(5,330,779)	$146,362,500	12,884,023	$-	$-
AZL International Index Fund, Class 2	42,056,547	-	(1,935,801)	339,217	987,051	41,447,014	2,303,892	-	-
AZL Mid Cap Index Fund, Class 2	25,956,033	-	(3,689,589)	876,471	2,456,813	25,599,728	936,347	-	-
AZL S&P 500 Index Fund, Class 2	77,667,949	-	(4,538,555)	1,100,215	3,498,830	77,728,439	3,600,206	-	-
AZL Small Cap Stock Index Fund, Class 2	14,844,819	-	(3,350,994)	573,630	1,864,410	13,931,865	858,931	-	-

	$304,428,232	$7,790,395	$(13,514,939)	$2,889,533	$3,476,325	$305,069,546	20,583,399	$-	$-

					Change in Net				Net Realized
				Net	Unrealized				Gains Distributions
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	from Affiliated
	12/31/2020	at Cost	Sales	Gains(Losses)	Depreciation	3/31/2021	3/31/2021	Income	Underlying Funds
AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$33,058,413	$1,643,363	$-	$-	$(71,119)	$34,630,657	3,596,122	$-	$-
AZL DFA International Core Equity Fund	11,378,232	-	(270,051)	33,903	614,347	11,756,431	1,004,823	-	-
AZL DFA U.S. Core Equity Fund	32,291,077	-	(1,288,340)	303,546	2,763,526	34,069,809	2,126,705	-	-
AZL DFA U.S. Small Cap Fund	9,441,155	-	(1,097,595)	206,997	1,505,167	10,055,724	678,982	-	-

	$86,168,877	$1,643,363	$(2,655,986)	$544,446	$4,811,921	$90,512,621	7,406,632	$-	$-

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$243,094,799	$201,527	$(4,309,749)	$404,346	$4,110,804	$243,501,727	16,553,482	$-	$-

	$243,094,799	$201,527	$(4,309,749)	$404,346	$4,110,804	$243,501,727	16,553,482	$-	$-

AZL MVP Fusion Balanced Fund
AZL DFA International Core Equity Fund	$30,791,327	$-	$(1,576,683)	$329,196	$1,420,047	$30,963,887	2,646,486	$-	$-
AZL DFA U.S. Core Equity Fund	26,588,658	-	(1,771,511)	453,852	2,032,232	27,303,231	1,704,322	-	-
AZL DFA U.S. Small Cap Fund	14,066,883	-	(1,711,557)	475,165	2,058,359	14,888,850	1,005,324	-	-
AZL Enhanced Bond Index Fund	59,208,019	-	-	-	(2,110,982)	57,097,037	5,026,148	-	-
AZL FIAM Total Bond Fund, Class 2	80,039,915	-	-	-	(1,881,590)	78,158,325	7,236,882	-	-
AZL Gateway Fund	16,889,455	-	-	-	531,769	17,421,224	1,156,020	-	-
AZL International Index Fund, Class 2	72,111,229	-	(2,526,427)	553,735	1,756,419	71,894,956	3,996,384	-	-
AZL MetWest Total Return Bond Fund	79,176,081	47,200.00	-	-	(2,312,193)	76,911,088	7,228,486	-	-
AZL Mid Cap Index Fund, Class 2	34,557,736	-	(3,778,478)	660,073	3,902,425	35,341,756	1,292,676	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	27,007,910	-	(2,509,455)	578,065	173,098	25,249,618	2,885,671	-	-
AZL Russell 1000 Growth Index Fund, Class 2	75,887,494	9,327,593.00	(1,784,915)	597,812	27,871	84,055,855	3,946,284	-	-
AZL Russell 1000 Value Index Fund, Class 2	97,124,921	-	(20,049,085)	737,752	8,552,699	86,366,287	6,226,841	-	-
AZL Small Cap Stock Index Fund, Class 2	14,061,597	-	(1,739,550)	129,790	2,307,646	14,759,483	909,956	-	-
PIMCO VIT Income Portfolio	40,890,645	271,939.00	-	-	(372,590)	40,789,994	3,738,771	271,944	-
PIMCO VIT Low Duration Portfolio	39,011,536	42,786.00	-	-	(75,236)	38,979,086	3,762,460	42,787	-
PIMCO VIT Total Return Portfolio	79,106,667	447,152.00	-	-	(2,804,884)	76,748,935	6,864,842	329,600	-

	$786,520,073	$10,136,670	$(37,447,661)	$4,515,440	$13,205,090	$776,929,612	59,627,553	$644,331	$-

					Change in Net				Net Realized
				Net	Unrealized				Gains Distributions
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	from Affiliated
	12/31/2020	at Cost	Sales	Gains(Losses)	Depreciation	3/31/2021	3/31/2021	Income	Underlying Funds
AZL MVP Fusion Conservative Fund
AZL DFA International Core Equity Fund	$6,072,597	$-	$(507,531)	$84,574	$259,909	$5,909,549	505,090	$-	$-
AZL DFA U.S. Core Equity Fund	3,731,622	-	(484,735)	163,035	180,564	3,590,486	224,125	-	-
AZL DFA U.S. Small Cap Fund	2,529,456	-	(555,258)	155,541	286,925	2,416,664	163,178	-	-
AZL Enhanced Bond Index Fund	23,199,473	365,858	-	-	(835,311)	22,730,020	2,000,882	-	-
AZL FIAM Total Bond Fund, Class 2	31,005,747	186,241	-	-	(732,415)	30,459,573	2,820,331	-	-
AZL Gateway Fund	3,703,325	-	(228,334)	33,154	80,359	3,588,504	238,122	-	-
AZL International Index Fund, Class 2	13,208,056	-	(723,849)	81,711	344,232	12,910,150	717,629	-	-
AZL MetWest Total Return Bond Fund	30,987,017	333,719	(10,778)	260	(912,020)	30,398,198	2,856,974	-	-
AZL Mid Cap Index Fund, Class 2	7,308,286	9,003	(1,162,545)	275,271	680,075	7,110,090	260,062	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,774,701	-	(443,666)	85,134	23,270	3,439,439	393,079	-	-
AZL Russell 1000 Growth Index Fund, Class 2	15,973,356	2,644,240	(657,979)	217,372	(62,447)	18,114,542	850,448	-	-
AZL Russell 1000 Value Index Fund, Class 2	21,001,621	1,395	(5,078,624)	180,500	1,779,330	17,884,222	1,289,418	-	-
AZL Small Cap Stock Index Fund, Class 2	3,739,148	-	(803,201)	151,021	482,053	3,569,021	220,038	-	-
PIMCO VIT Income Portfolio	14,502,522	95,313	(264,035)	6,255	(136,442)	14,203,613	1,301,889	95,315	-
PIMCO VIT Low Duration Portfolio	16,570,564	98,917	(137,226)	1,428	(33,515)	16,500,168	1,592,680	18,225	-
PIMCO VIT Total Return Portfolio	31,035,978	512,926	(25,179)	547	(1,107,767)	30,416,505	2,720,618	130,123	-

	$228,343,469	$4,247,612	$(11,082,940)	$1,435,803	$296,800	$223,240,744	18,154,563	$243,663	$-

AZL MVP Fusion Moderate Fund
AZL DFA International Core Equity Fund	$98,818,930	$-	$(6,520,900)	$1,361,791	$4,222,303	$97,882,124	8,365,994	$-	$-
AZL DFA U.S. Core Equity Fund	52,141,978	-	(5,441,431)	1,351,726	3,379,098	51,431,371	3,210,448	-	-
AZL DFA U.S. Small Cap Fund	42,729,486	-	(8,421,169)	2,242,969	5,098,046	41,649,332	2,812,244	-	-
AZL Enhanced Bond Index Fund	110,876,731	6,322,498.00	-	-	(4,117,570)	113,081,659	9,954,371	-	-
AZL FIAM Total Bond Fund, Class 2	148,936,968	5,798,689.00	-	-	(3,610,235)	151,125,422	13,993,095	-	-
AZL Gateway Fund	47,719,696	2,960,926.00	(1,759,232)	230,066	1,311,758	50,463,214	3,348,588	-	-
AZL International Index Fund, Class 2	192,629,115	-	(7,057,490)	1,550,638	4,624,486	191,746,749	10,658,519	-	-
AZL MetWest Total Return Bond Fund	147,565,635	7,756,569.00	-	-	(4,480,302)	150,841,902	14,176,870	-	-
AZL Mid Cap Index Fund, Class 2	99,133,254	-	(13,622,314)	2,153,394	10,698,443	98,362,777	3,597,761	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	81,282,445	-	(9,613,477)	2,236,776	44,316	73,950,060	8,451,435	-	-
AZL Russell 1000 Growth Index Fund, Class 2	203,123,088	27,487,256.00	(7,884,518)	2,609,667	(883,667)	224,451,826	10,537,644	-	-
AZL Russell 1000 Value Index Fund, Class 2	261,426,796	-	(56,970,175)	1,997,897	22,869,196	229,323,714	16,533,793	-	-
AZL Small Cap Stock Index Fund, Class 2	42,713,375	-	(8,381,449)	389,889	6,680,710	41,402,525	2,552,560	-	-
PIMCO VIT Income Portfolio	72,219,414	632,718.00	-	-	(659,023)	72,193,109	6,617,150	481,202	-
PIMCO VIT Low Duration Portfolio	50,378,695	2,656,879.00	-	-	(102,170)	52,933,404	5,109,402	57,726	-
PIMCO VIT Total Return Portfolio	147,789,478	8,590,716.00	-	-	(5,447,568)	150,932,626	13,500,235	642,410	-

	$1,799,485,084	$62,206,251	$(125,672,155)	$16,124,813	$39,627,821	$1,791,771,814	133,420,109	$1,181,338	$-

					Change in Net				Net Realized
				Net	Unrealized				Gains Distributions
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	from Affiliated
	12/31/2020	at Cost	Sales	Gains(Losses)	Depreciation	3/31/2021	3/31/2021	Income	Underlying Funds
AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$325,541,660	$9,537,239	$-	$-	$(11,875,977)	$323,202,921	28,450,961	$-	$-
AZL MSCI Global Equity Index Fund	316,790,183	-	(22,559,508)	3,831,279	10,929,370	308,991,324	20,544,636	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,749,031	-	(3,370,665)	633,084	473,631	37,485,081	4,284,009	-	-

	$682,080,874	$9,537,239	$(25,930,173)	$4,464,363	$(472,976)	$669,679,326	53,279,606	$-	$-

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$552,144,793	$41,764,840	$-	$-	$(20,760,544)	$573,149,089	50,453,265	$-	$-
AZL International Index Fund, Class 2	510,235,006	-	(16,675,301)	1,879,734	14,364,732	509,804,171	28,338,197	-	-
AZL Mid Cap Index Fund, Class 2	300,904,342	-	(37,859,035)	8,479,200	30,782,705	302,307,212	11,057,323	-	-
AZL S&P 500 Index Fund, Class 2	951,380,916	-	(47,326,121)	10,370,065	46,118,072	960,542,932	44,490,177	-	-
AZL Small Cap Stock Index Fund, Class 2	159,337,682	-	(32,638,514)	4,356,969	22,285,680	153,341,817	9,453,873	-	-

	$2,474,002,739	$41,764,840	$(134,498,971)	$25,085,968	$92,790,645	$2,499,145,221	143,792,835	$-	$-

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$191,116,827	$8,505,684	$-	$-	$(7,001,889)	$192,620,622	16,956,041	$-	$-
AZL International Index Fund, Class 2	83,321,813	-	(4,591,547)	991,665	1,654,342	81,376,273	4,523,417	-	-
AZL Mid Cap Index Fund, Class 2	50,356,290	-	(6,900,777)	1,770,844	4,773,445	49,999,802	1,828,815	-	-
AZL S&P 500 Index Fund, Class 2	155,900,914	-	(10,564,388)	3,133,393	6,043,207	154,513,126	7,156,699	-	-
AZL Small Cap Stock Index Fund, Class 2	26,688,151	-	(5,657,854)	1,115,839	3,326,576	25,472,712	1,570,451	-	-

	$507,383,995	$8,505,684	$(27,714,566)	$7,011,741	$8,795,681	$503,982,535	32,035,423	$-	$-

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$218,730,961	$8,364,349	$-	$-	$(7,957,097)	$219,138,213	19,290,336	$-	$-
AZL S&P 500 Index Fund, Class 2	385,323,074	-	(9,607,288)	1,926,429	21,166,651	398,808,866	18,471,925	-	-
AZL T. Rowe Price Capital Appreciation Fund	700,758,524	-	(7,384,885)	873,380	27,218,128	721,465,147	32,808,783	-	-

	$1,304,812,559	$8,364,349	$(16,992,173)	$2,799,809	$40,427,682	$1,339,412,226	70,571,044	$-	$-

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2021 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2021 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Grand Rounds, Inc., Series C	3/31/15	$399,608	143,925	$532,522	0.08%

Jawbone	1/24/17	–	23,389	–	0.00%

Lookout, Inc.	3/4/15	63,364	5,547	32,450	0.00%

Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	751,119	0.11%

Quintis Pty, Ltd.	10/25/18	223,960	386,370	305,147	0.04%

Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	46,524	46,524	46,524	0.01%

Quintis Pty, Ltd., 10/1/28, Callable 2/11/21 @ 94.00	10/25/18	730,672	730,672	730,672	0.10%

REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	–	400,000	–	0.00%

(a) Acquisition date represents the initial purchase date of the security.